Income Tax (Tax Credit Carryforwards) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Foreign Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 14
Foreign Tax Authority | 2018-2022
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2023-2027
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	14
Foreign Tax Authority | 2028-2032
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | 2033-2037
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Foreign Tax Authority | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	10
General business tax credit carryforward | 2018-2022
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward | 2023-2027
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward | 2028-2032
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
General business tax credit carryforward | 2033-2037
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	10
General business tax credit carryforward | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	178
Other Tax Credit Carryforward [Member] | 2018-2022
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward [Member] | 2023-2027
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward [Member] | 2028-2032
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward [Member] | 2033-2037
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Other Tax Credit Carryforward [Member] | Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 178